Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary equity:
Preferred stock, par value Series A	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series A	850,500	850,500	0
Preferred stock, issued shares Series A	850,395	850,395	0
Preferred stock, outstanding shares Series A	850,395	850,395	0
Preferred stock, par value Series D	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series D	3,700,000	3,700,000	0
Preferred stock, issued shares Series D	1,176,750	1,176,750	0
Preferred stock, outstanding shares Series D	1,176,750	1,176,750	0
liquidation value, Series D	$ 1,176,750	$ 1,176,750	$ 0
Preferred stock, par value Series E	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series E	2,000,000	2,000,000	0
Preferred stock, issued shares Series E	1,700,000	1,700,000	0
Preferred stock, outstanding shares Series E	1,700,000	1,700,000	0
liquidation value, Series E	1,700,000	1,700,000	0
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series C	11,411,400	11,411,400	11,411,400
Preferred stock, issued shares Series C	11,307,450	11,307,450	0
Preferred stock, outstanding shares Series C	11,307,450	11,307,450	0
liquidation value, Series C	$ 11,307	$ 11,307	$ 0
Preferred stock, par value Series B	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series B	368,421	368,421	368,421
Preferred stock, issued shares Series B	368,411	368,411	0
Preferred stock, outstanding shares Series B	368,411	368,411	0
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000
Common stock, issued shares	53,164,863	11,837,930	21,000,000
Common stock, outstanding shares	53,164,863	11,837,930	21,000,000